Line of Credit (Details Narrative) - USD ($)	Dec. 31, 2016	Mar. 31, 2016
Debt Disclosure [Abstract]
Maximum borrowing capcity	$ 100,000
Outstanding line of credit	$ 5,200	$ 0
Demand. borrowings under the line bear interest	0.00%	0.00%